S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jul. 29, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because the Founder Shares were initially acquired at a nominal price, our Public Shareholders will incur an immediate and substantial dilution upon the closing of the Business Combination, assuming no value is ascribed to the IWAC Public Warrants.